OTHER EQUITY AND RESERVES (Details 3)	12 Months Ended
Dec. 31, 2019 $ / shares
Other reserves [abstract]
Number of share awards, Outstanding	743,000
Number of share awards, Forfeited during the year	(15,000)
Number of share awards, Outstanding	728,000
Fair value at grand date, Outstanding	$ 10.18
Fair value at grand date, Forfeited during the year	10.18
Fair value at grand date, Outstanding	$ 10.18